NBP                             SEMI-ANNUAL REPORT
   TRUECROSSING                         MAY 31, 2001
       FUNDS

                                        NBP TRUECROSSING
                                        GROWTH FUND

                                        NBP TRUECROSSING
                                        TECHNOLOGY FUND



                                                Managed By:
                                        New Bridge Partners, LLC
                                        Investment Counsel


                                 [Image: Bridge]

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------



A Message to Our Shareholders..................................................1

Schedules of Investments:

    NBP TrueCrossing Growth Fund...............................................4
    NBP TrueCrossing Technology Fund...........................................5

Statements of Assets and Liabilities...........................................6

Statements of Operations.......................................................7

Statements of Changes in Net Assets............................................8

Financial Highlights...........................................................9

Notes to Financial Statements.................................................10

--------------------------------------------------------------------------------
NBP TRUECROSSING GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
MAY 31, 2001
--------------------------------------------------------------------------------


Dear Shareholder:

The mid-point of the fiscal year for the NBP TrueCrossing Growth Fund is a time for both reflection and for looking to the future with cautious optimism. The past twelve months have witnessed a swift and sharp slow-down in corporate capital expenditures, which in turn has dampened the earnings of companies across a wide spectrum of industries. While many companies have found they are not immune to such cyclical fluctuations, we believe their longer-term secular outlook remains enticing.

We remain committed to high-quality companies that continue to execute their business plans and seek to improve their competitive positioning in what has proven to be a difficult period. As the economy improves, we are confident that expect these companies have the potential to do well. We believe that the economic recovery could be as rapid and strong as the current downturn, because the inherent leverage of corporate information technology enables quicker adjustments to production in response to changes in demand than in the past.

The recovery phase has the potential to be especially powerful in technology. Why? We believe there will continue to be increases in the demand for the creation, transmission and storage of data. In a globally competitive environment with little or no pricing power, one way for companies to lower cost and fuel growth is to extract information from reams of data. As a result, it is our belief that any slow-down in the New Economy will be just a speed bump, not a change in direction.

So we see the glass as half-full and believe there are reasons to be positive about the secular and near-term investment outlook for the following reasons:

o    Short term interest rates have been cut 2.50%
o    A stimulative tax cut has been enacted
o The genie is out of the bottle - globalization and deregulation continue, with no signs of turning back
o Price/earnings multiples and valuations in general are much more attractive than in recent years
o Historically Earnings Growth Drives Stock Prices - we believe NBP TrueCrossing Growth Fund holds many companies with the potential for above average earnings growth. Further, the earnings growth of some of our other portfolio companies have the ability to accelerate dynamically as economic conditions improve
o The need for Information Technology and innovation to be competitive in the global marketplace is unlikely to diminish. Jack Welch, CEO of GE, said recently, "In this company, we are driving the hell out of IT spending. We think it's the lifeblood of the company and digitization is the most important thing we have undertaken. This is the moment to widen the gap."


                                       1                  NBP TRUECROSSING FUNDS

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NBP TRUECROSSING GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS (CONTINUED)
MAY 31, 2001
--------------------------------------------------------------------------------


While the past year has been difficult, we believe NBP TrueCrossing Growth Fund is comprised of strong, dominant, large but nimble companies that are well positioned to benefit from these trends. Thank you for your continued support. We look forward to an exciting year ahead.



/s/ William G. Kenney

William G. Kenney



THE FUND INVESTS IN LARGE-CAP AND MID-CAP COMPANIES. INVESTMENTS IN MID-CAP COMPANIES MAY INVOLVE GREATER RISKS, SUCH AS LIMITED PRODUCT LINES, MARKETS, AND FINANCIAL OR MANAGERIAL RESOURCES. TECHNOLOGY AND TECHNOLOGY RELATED COMPANIES ARE SUBJECT TO GREATER COMPETITIVE PRESSURES, RAPID OBSOLESCENCE AND GREATER GOVERNMENT REGULATION THAN OTHER COMPANIES. THE FUND IS NON-DIVERSIFIED AND THEREFORE MAY FOCUS ITS INVESTMENTS IN A COMPARATIVELY SMALL NUMBER OF ISSUERS. THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF MAY 31, 2001 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.


                                       2                  NBP TRUECROSSING FUNDS

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NBP TRUECROSSING TECHNOLOGY FUND
A MESSAGE TO OUR SHAREHOLDERS
MAY 31, 2001
--------------------------------------------------------------------------------


Dear Shareholder:

As we approach mid-year 2001, the outlook for most technology segments remains challenging. Despite five interest rate cuts, totaling 2.50%, moderating oil prices and low unemployment, information technology spending continues to be between lackluster and dismal.

With few exceptions, first quarter revenue and earnings performance reflected a sharp deceleration from prior quarter results as most corporations refused to spend their budgets. The hardest hit segment remains telecom, as systems vendors and component makers contend with the additional pressures of excess capacity and bloated inventories at customer premises.

While always difficult to pinpoint the bottom of such a severe downdraft, the current problems plaguing the telecom industry are not expected to subside until later this year. In the interim, we continue to focus on companies positioned to perform when the environment improves since we believe telecommunications represent one of the most attractive areas of growth over the next 3 to 5 years.

Earlier in the quarter, PMC Sierra, Verisign, Openwave and Ariba were eliminated from the portfolio and American Tower, Convergys, BEA Systems, Checkpoint Software and Sonus were added.


/s/ Erick Maronak

Erick Maronak



THE FUND INVESTS IN LARGE-CAP AND MID-CAP COMPANIES. INVESTMENTS IN MID-CAP COMPANIES MAY INVOLVE GREATER RISKS, SUCH AS LIMITED PRODUCT LINES, MARKETS, AND FINANCIAL OR MANAGERIAL RESOURCES. TECHNOLOGY AND TECHNOLOGY RELATED COMPANIES ARE SUBJECT TO GREATER COMPETITIVE PRESSURES, RAPID OBSOLESCENCE AND GREATER GOVERNMENT REGULATION THAN OTHER COMPANIES. THE FUND IS NON-DIVERSIFIED AND THEREFORE MAY FOCUS ITS INVESTMENTS IN A COMPARATIVELY SMALL NUMBER OF ISSUERS. THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGERAS OF MAY 31, 2001 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.


                                       3                  NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------
NBP TRUECROSSING GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
MAY 31, 2001
--------------------------------------------------------------------------------

SHARE                   SECURITY                                  SHARE                 SECURITY
AMOUNT                  DESCRIPTION               VALUE           AMOUNT                DESCRIPTION              VALUE
------                  -----------               -----           ------                -----------              -----

COMMON STOCK - 100.0%                                             COMMON STOCK, CONTINUED

COMMUNICATIONS / MEDIA - 12.8%                                    NETWORKING - 4.6%
  12,375     America Online, Inc. +                 646,346        13,300     Cisco Systems, Inc. +              $  256,158
   9,280     Clear Channel                                          4,200     Juniper Networks, Inc. +              178,626
             Communications, Inc. +                 565,802                                                      ----------
                                                  ---------                                                         434,784
                                                  1,212,148                                                      ----------
                                                  ---------       SEMICONDUCTORS - 1.7%
CONSUMER - 13.5%                                                    4,950     Broadcom Corp. +                      164,637
  13,000     Harley-Davidson, Inc.                  610,610                                                      ----------
  13,500     Home Depot, Inc.                       665,415       TELECOMMUNICATIONS - 11.7%
                                                  ---------         8,400     JDS Uniphase Corp. +                  140,364
                                                  1,276,025        16,300     Nokia Corp. ADR                       476,612
DATA STORAGE - 10.6%                              ---------         8,000     QUALCOMM, Inc. +                      485,920
   6,000     Brocade Communications, Inc. +         234,000                                                      ----------
  11,600     EMC Corp. +                            366,560                                                       1,102,896
      15     McDATA Corp. +                             380                                                      ----------
   6,100     VERITAS Software Corp. +               404,125                   Total Common Stock
                                                  ---------                   (cost $13,143,741)                  9,453,755
                                                  1,005,065                                                      ----------
                                                  ---------
Energy - 2.1%                                                     FACE                  SECURITY
   4,300     AES Corp. +                            195,220       AMOUNT                DESCRIPTION              VALUE
                                                  ---------       ------                -----------              -----
Financial - 22.8%
   7,299     American International Group, Inc.     591,219       CASH MANAGEMENT ACCOUNTS - 0.2%
  22,700     Charles Schwab Corp.                   426,760       $23,603     Daily Assets Cash Fund             $   23,605
  10,600     Citigroup, Inc.                        543,250                                                      ----------
   9,100     Merrill Lynch & Co., Inc.              591,227       TOTAL INVESTMENTS - 100.2%
                                                  ---------       (COST $13,167,344)                             $9,477,360
                                                  2,152,456                                                      ----------
                                                  ---------       Other Assets in Excess of
HEALTH CARE - 20.2%                                               Liabilities - (0.2%)                              (23,285)
    3,500    Amgen, Inc. +                          232,330                                                      ----------
    9,000    Genentech, Inc. +                      450,450
  12,100     Medtronic, Inc.                        520,058       NET ASSETS -100.0%                             $9,454,075
  16,500     Pfizer, Inc.                           707,686                                                      ==========
                                                  ---------
                                                  1,910,524
                                                  ---------



--------------------------------------------------------------
+ Non-income producing security.


See Notes to Financial Statements.     4                  NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------
NBP TRUECROSSING TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (unaudited)
MAY 31, 2001
--------------------------------------------------------------------------------

SHARE                    SECURITY                                 SHARE                 SECURITY
AMOUNT                   DESCRIPTION              VALUE           AMOUNT                DESCRIPTION              VALUE
------                   -----------              -----           ------                -----------              -----

COMMON STOCK - 99.6%                                              COMMON STOCK, CONTINUED

COMMUNICATIONS / MEDIA - 6.5%                                     SOFTWARE - 7.7%
   1,595     America Online, Inc. +               $   83,307          720     BEA Systems, Inc. +                $   25,834
                                                  ----------          400     Checkpoint Systems, Inc. +             21,544
                                                                    3,340     Oracle Corp. +                         51,102
DATA STORAGE - 16.3%                                                                                             ----------
   1,890     Brocade Communications                                                                                  98,480
             Systems, Inc. +                          73,710                                                     ----------
   1,360     EMC Corp. +                              50,402
   1,280     VERITAS Software Corp. +                 84,800
                                                  ----------      TELECOMMUNICATIONS - 28.7%
                                                     208,912        1,115     American Tower Corp.                   27,585
                                                  ----------        1,195     CIENA Corp. +                          64,709
                                                                    2,250     General Motors-Class H +               53,775
COMMERCIAL SERVICES - 3.1%                                          2,395     JDS Uniphase Corp. +                   40,021
     950     Convergys Corp. +                        39,045        2,315     Nokia Corp. ADR                        67,691
                                                  ----------          960     Qualcomm, Inc. +                       58,311
                                                                    2,155     Redback Networks, Inc. +               31,118
ELECTRONIC COMPONENTS - 6.2%                                          955     Sonus Networks, Inc. +                 24,601
   1,595     Celestica, Inc.                          79,750                                                     ----------
                                                  ----------                                                        367,811
                                                                                                                 ----------
HARDWARE - 3.6%                                                               Total Common Stock
                                                                              (cost $ 1,565,087)                  1,275,824
   2,810     Sun Microsystems, Inc. +                 46,281                                                     ----------
                                                  ----------
                                                                  TOTAL INVESTMENTS - 99.6%
Networking - 15.6%                                                (COST $1,565,087)                              $1,275,824
   3,590     Cisco Systems, Inc. +                    69,143                                                     ----------
   1,360     Juniper Networks, Inc. +                 57,841
   1,595     Siebel Systems, Inc. +                   72,349      Other Assets in Excess of
                                                  ----------      Liabilities - (0.4%)                                4,739
                                                     199,333                                                     ----------
                                                  ----------      NET ASSETS -100.0%                             $1,280,563
SEMICONDUCTORS - 11.9%                                                                                           ==========
   1,995     Applied Micro Circuits Corp. +           36,050
   1,595     Broadcom Corp. +                         53,050
   1,870     Texas Instruments, Inc.                  63,805
                                                  ----------
                                                     152,905
                                                  ----------




+ Non-income producing security.
--------------------------------------------------------------------


See Notes to Financial Statements.     5                  NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------
NBP TRUECROSSING FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
MAY 31, 2001
--------------------------------------------------------------------------------

                                                                           NBP TRUECROSSING              NBP TRUECROSSING
                                                                                GROWTH                      TECHNOLOGY
                                                                                 FUND                          FUND
                                                                       ------------------------      ------------------------
ASSETS
  Total investments, at value
  (Cost $13,167,344 and $1,565,087, respectively)(Note 2) ...........              $ 9,477,360                   $ 1,275,824
  Receivable for Fund shares issued .................................                        -                         1,000
  Receivable for investments sold ...................................                        -                        29,172
  Interest, dividends and other receivables .........................                    2,810                            23
  Prepaid expenses & Other Assets ...................................                        -                           564
                                                                       ------------------------      ------------------------
Total Assets ........................................................                9,480,170                     1,306,583
                                                                       ------------------------      ------------------------
LIABILITIES
  Payable for Fund shares redeemed ..................................                        -                         1,400
  Payable to Custodian (Note 3) .....................................                        -                        24,620
  Accrued expenses and other liabilities ............................                   26,095                             -
                                                                       ------------------------      ------------------------
Total Liabilities ...................................................                   26,095                        26,020
                                                                       ------------------------      ------------------------
NET ASSETS                                                                         $ 9,454,075                   $ 1,280,563
                                                                       ========================      ========================
COMPONENTS OF NET ASSETS
  Paid-in capital ...................................................              $15,173,111                   $ 3,912,951
  Undistributed net investment loss .................................                  (44,112)                       (9,461)
  Accumulated net realized loss .....................................               (1,984,940)                   (2,333,664)
  Unrealized depreciation of investments ............................               (3,689,984)                     (289,263)
                                                                       ------------------------      ------------------------
NET ASSETS ..........................................................              $ 9,454,075                   $ 1,280,563
                                                                       ========================      ========================
SHARES OF BENEFICIAL INTEREST .......................................                1,513,959                       403,338
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ............              $      6.24                   $      3.17


See Notes to Financial Statements.     6                  NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------
NBP TRUECROSSING FUNDS
STATEMENTS OF OPERATIONS (unaudited)
PERIOD ENDED MAY 31, 2001
--------------------------------------------------------------------------------

                                                                               NBP TRUECROSSING             NBP TRUECROSSING
                                                                                    GROWTH                     TECHNOLOGY
                                                                                     FUND                         FUND
                                                                               December 1, 2000             December 1, 2000
                                                                                      to                           to
                                                                                 May 31, 2001                 May 31, 2001
                                                                          --------------------------   --------------------------
INVESTMENT INCOME
  Dividend income ...................................................                   $    16,819                  $       870
  Interest income ...................................................                        24,407                        6,066
                                                                          --------------------------   --------------------------
Total Investment Income .............................................                        41,226                        6,936
                                                                          --------------------------   --------------------------
EXPENSES
     Investment advisory (Note 3)....................................                        39,686                        7,606
     Administration (Note 3) ........................................                        12,500                       12,500
     Transfer agent (Note 3) ........................................                        16,664                       13,009
     Custody (Note 3) ...............................................                         3,839                        3,635
     Accounting (Note 3) ............................................                        19,000                       20,000
     Audit ..........................................................                        12,500                       12,500
     Legal ..........................................................                         5,001                          767
     Compliance .....................................................                         9,719                        6,524
     Trustees .......................................................                         9,644                        1,942
     Reporting ......................................................                        14,093                        2,156
     Pricing ........................................................                           530                          607
     Postage & Delivery .............................................                         1,569                          329
     Miscellaneous ..................................................                         9,235                        2,328
                                                                          --------------------------   --------------------------
Total Expenses                                                                              153,980                       83,903
  Expenses reimbursed and fees waived (Note 4) ......................                       (68,642)                     (67,506)
                                                                          --------------------------   --------------------------
Net Expenses ........................................................                        85,338                       16,397
                                                                          --------------------------   --------------------------
NET INVESTMENT LOSS .................................................                       (44,112)                      (9,461)
                                                                          --------------------------   --------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments ..................................                    (1,611,227)                  (2,206,911)
  Net change in unrealized appreciation/(depreciation) of investments                    (1,450,898)                     923,157
                                                                          --------------------------   --------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .....................                    (3,062,125)                  (1,283,754)
                                                                          --------------------------   --------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................                   $(3,106,237)                 $(1,293,215)
                                                                          ==========================   ==========================


See Notes to Financial Statements.     7                  NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------
NBP TRUECROSSING FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
FOR THE PERIODS ENDED NOVEMBER 30, 2000 AND MAY 31, 2001
--------------------------------------------------------------------------------

                                                                            NBP TRUECROSSING               NBP TRUECROSSING
                                                                                 GROWTH                       TECHNOLOGY
                                                                                  FUND                           FUND
                                                                            ----------------               ----------------
                                                                         AMOUNT           SHARES         AMOUNT          SHARES
                                                                         -------          ------         -------         ------
NET ASSETS, Beginning of Period (a) ................................  $         -                     $         -
                                                                      ------------                    ------------
OPERATIONS
  Net investment loss ............................................... $   (68,254)                    $   (14,569)
  Net realized loss on investments ..................................    (373,713)                       (126,753)
  Net change in unrealized depreciation of investments ..............  (2,239,086)                     (1,212,420)
                                                                      ------------                    ------------
Net decrease in net assets resulting from operations ................  (2,681,053)                     (1,353,742)
                                                                      ------------                    ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares ....................................................  15,496,923      1,468,964        4,138,690       422,213
  Redemption of shares ..............................................  (1,167,865)      (106,484)        (146,336)      (18,987)
                                                                      ------------   ------------     ------------ -------------
Net increase from capital share transactions ........................  14,329,058      1,362,480        3,992,354       403,226
                                                                      -----------    ============     ------------ =============
Net increase in Net Assets ..........................................  11,648,005                       2,638,612
                                                                      ------------                    ------------
NET ASSETS, November 30, 2000 ....................................... $11,648,005                     $ 2,638,612
                                                                      ------------                    ------------
OPERATIONS
  Net investment loss ...............................................     (44,112)                         (9,461)
  Net realized loss on investments ..................................  (1,611,227)                     (2,206,911)
  Net change in unrealized appreciation/(depreciation)
  of investments ....................................................  (1,450,898)                        923,157
                                                                      ------------                    ------------
Net decrease in net assets resulting from operations ................  (3,106,237)                     (1,293,215)
                                                                      ------------                    ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares ....................................................   6,294,983        849,243        1,623,402       342,633
  Redemption of shares ..............................................  (5,382,676)      (697,764)      (1,688,236)     (342,521)
                                                                      ------------   ------------     ------------ -------------
Net increase/(decrease) from capital share transactions .............     912,307        151,479          (64,834)          112
                                                                      ------------   ============     ------------ =============
Net decrease in net assets ..........................................  (2,193,930)                     (1,358,049)
                                                                      ------------                    ------------
NET ASSETS, May 31, 2001 ............................................ $ 9,454,075                     $ 1,280,563
                                                                      ============                    ============
  Undistributed net investment loss ................................. $   (44,112)                    $    (9,461)
                                                                      ============                    ============




----------------------------------------------------------
(a)  See Note 1 for Commencement of Operations.


See Notes to Financial Statements.     8                  NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period:

                                                            NBP TRUECROSSING                             NBP TRUECROSSING
                                                                 GROWTH                                     TECHNOLOGY
                                                                  FUND                                         FUND
                                                 -----------------------------------------    -------------------------------------
                                                 December 1, 2000    December 20, 1999 (a)    December 1, 2000     May 1, 2000 (a)
                                                        to                     to                    to                   to
                                                   May 31, 2001        November 30, 2000        May 31, 2001      November 30, 2000
                                                 ----------------    ---------------------    ----------------    -----------------
NET ASSET VALUE PER SHARE,
  Beginning of Period ......................               $8.55                  $10.00                $6.54              $10.00
                                                        --------                --------             --------            --------
INVESTMENT OPERATIONS
  Net investment loss ......................               (0.03)                  (0.05)               (0.02)              (0.04)
  Net realized and unrealized loss
    on investments .........................               (2.28)                  (1.40)               (3.35)              (3.42)
                                                        --------                --------             --------            --------
Total from Investment Operations ...........               (2.31)                  (1.45)               (3.37)              (3.46)
                                                        --------                --------             --------            --------
NET ASSET VALUE, End of Period .............               $6.24                   $8.55                $3.17               $6.54
                                                        ========                ========             ========            ========
TOTAL RETURN ...............................              (27.02)%                (14.50)%             (51.53)%            (34.60)%
RATIO/SUPPLEMENTARY DATA
  Net assets at end of period
    (000's omitted) ........................              $9,454                 $11,648               $1,281              $2,639
  Ratios to Average Net Assets
    Expenses, including
      reimbursement/waiver of fees (b) .....                1.50%                   1.50%                1.50%               1.50%
    Expenses, excluding
      reimbursement/waiver of fees (b) .....                2.71%                   3.72%                7.70%               9.59%
  Net investment loss,
    including reimbursement/waiver of
    fees (b) ...............................               (0.78)%                 (1.00)%              (0.87)%             (1.12)%
PORTFOLIO TURNOVER RATE ....................                  26%                     11%                  90%                 11%





    -------------------------------------------------
    (a)Commencement of Operations
    (b)Annualized.


See Notes to Financial Statements.     9                  NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
MAY 31, 2001
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

This report relates to NBP TrueCrossing Growth Fund and NBP TrueCrossing Technology Fund (individually a "Fund", and collectively, "the Funds"), each a series of NBP TrueCrossing Funds (the "Trust"). The Trust was organized as a business trust under the laws of the State of Delaware on July 29, 1999 pursuant to a trust instrument dated July 29, 1999 and amended on December 18, 2000 (the "Trust Instrument"). The Trust was previously known as "TrueCrossing Funds". The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. NBP TrueCrossing Growth Fund is a diversified series of the Trust. NBP TrueCrossing Technology Fund is non-diversified. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Commencement of operations for each Fund was as follows:

     NBP TrueCrossing Growth Fund                  December 20, 1999
     NBP TrueCrossing Technology Fund              May 1, 2000

Prior to commencement of operations, the Funds had no activity other than the sale of 10,000 shares for $100,000 for NBP TrueCrossing Growth Fund and 1 share for $10 for NBP TrueCrossing Technology Fund.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of each Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of each Fund, as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by each Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees pursuant to the Trust's valuation procedures. Securities that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS - Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or


                                       10                 NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------

MAY 31, 2001
--------------------------------------------------------------------------------

exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid quarterly.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust is comprised of two active fund series and it accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets

NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The investment adviser to each Fund is NewBridge Partners, LLC, (the "Adviser"). For its services, the Adviser receives an advisory fee from each Fund at an annual rate of 0.70% of each Fund's average daily net assets.

ADMINISTRATOR - The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee from each Fund at an annual rate as follows: 0.15% of the average daily net assets under $50 million of the Fund; 0.10% of the average daily net assets over $50 million and under $100 million; and 0.05% of the average daily net assets over $100 million of the Fund. This fee is subject to an annual minimum of $25,000 per Fund.

CUSTODIAN - The custodian is Forum Trust, LLC (the "Custodian"). The Custodian safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. For its services, the Custodian receives a fee from each Fund at an annual rate as follows: 0.01% for the first $1 billion in Fund assets; 0.0075% for Fund assets between $1-$2 billion; and 0.005% for Fund assets greater than $2 billion. In addition, the Custodian receives from each Fund a $300 per month maintenance fee plus certain transaction fees.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). For its services, FSS receives from each Fund an annual fee of $24,000, plus certain other fees and expenses.

DISTRIBUTOR - The distributor for each Fund is Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. FFS receives no compensation for its distribution services.


                                       11                 NBP TRUECROSSING FUNDS

--------------------------------------------------------------------------------

MAY 31, 2001
--------------------------------------------------------------------------------

FUND ACCOUNTANT - The fund accountant for each Fund is Forum Accounting Services, LLC ("FAcS"). For its services, FAcS receives from each Fund an annual fee of $36,000, subject to adjustments for the number and type of portfolio transactions.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of each Fund have voluntarily undertaken to waive a portion of their fees and reimburse certain expenses of each Fund so that total expenses of each Fund would not exceed certain limitations. Fee waiver and expense reimbursements may be reduced or eliminated at any time. For the period ended May 31, 2001, expenses reimbursed and fees waived were as follows:

                                               FEES WAIVED
                                    ---------------------------------
                                       FSS       ADVISER      TOTAL
                                    ---------  -----------  ---------
NBP TrueCrossing Growth Fund......  $      -     $68,642     $68,642
NBP TrueCrossing Technology Fund..     3,000      64,506      67,506

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, for the period ending May 31, 2001, were as follows:

                                             NBP TRUECROSSING   NBP TRUECROSSING
                                                GROWTH FUND     TECHNOLOGY FUND
    Cost of Purchases........................   $4,794,273        $1,812,956
    Proceeds from Sales.....................     2,694,177         1,751,333

For federal income tax purposes, the cost of investments and tax basis at of May 31, 2001 for gross unrealized appreciation and (depreciation), net unrealized appreciation and (depreciation) were as follows:

                                                                                    NET UNREALIZED
                                                     UNREALIZED      UNREALIZED      APPRECIATION
                                        TAX COST    APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                      -----------   ------------   --------------   --------------
NBP TrueCrossing Growth Fund........  $13,876,944     $672,810      $(2,939,858)      $(2,267,048)
NBP TrueCrossing Technology Fund....    3,947,057       40,349       (1,280,515)       (1,240,166)


                                       12                 NBP TRUECROSSING FUNDS


        FOR MORE INFORMATION                                                                  NBP
                                                                                         TRUECROSSING
                                                                                             FUNDS
                               INVESTMENT ADVISER
                             NewBridge Partners, LLC
                         535 Madison Avenue, 14th Floor
                               New York, NY 10022
                                                                                        NBP TRUECROSSING
                                                                                          GROWTH FUND
                                   DISTRIBUTOR
                            Forum Fund Services, LLC                                    NBP TRUECROSSING
                               Two Portland Square                                       TECHNOLOGY FUND
                               Portland, ME 04101


                                  TRANFER AGENT
                         Forum Shareholder Services, LLC
                               Two Portland Square
                               Portland, ME 04101


                 This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds' prospectus.














                                                                                        NBP TRUECROSSING FUNDS
                                                                                         Two Portland Square
                                                                                          Portland, ME 04101
                                                                                             800-679-5707

                                                                                       www.truecrossingfunds.com